Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	31.50%	33.90%	35.60%
Nondeductible expenses	2.00%	0.30%	0.10%
Impairment of goodwill	0.80%	9.70%
Foreign tax credit and payments	(9.60%)	(1.90%)	(1.00%)
Lower tax rates applicable to income of subsidiaries	(0.20%)	(0.20%)	(0.10%)
Change in valuation allowance	25.40%	(4.00%)	(1.30%)
Nontaxable dividends received	(12.50%)	(1.90%)	(1.60%)
Undistributed earnings of subsidiaries	3.50%	0.70%	0.10%
Tax and interest expense for uncertainty in income taxes	(0.60%)	0.00%	(0.20%)
Noncontrolling interest income (loss)	5.40%	(0.10%)
Effect of changes in tax laws	(9.80%)	(4.30%)	(1.70%)
Other-net	(1.20%)	(0.40%)	(0.50%)
Effective income tax rate	34.70%	31.80%	29.40%